Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 1.9%
28,864	(1)	Altice USA, Inc.	$ 750,464	0.2
34,657	(1),(2)	AMC Networks, Inc.	856,374	0.2
967		Cable One, Inc.	1,823,211	0.4
26,345		Fox Corp. - Class A	733,181	0.2
20,378	(1)	Liberty Global PLC - Class A	428,142	0.1
24,556		New York Times Co.	1,050,751	0.2
8,433	(1)	Pinterest, Inc.	350,054	0.1
54,375		Telephone & Data Systems, Inc.	1,002,675	0.2
52,553	(1)	Yelp, Inc.	1,055,790	0.3
			8,050,642	1.9

		Consumer Discretionary: 15.5%
29,983		Aarons, Inc.	1,698,537	0.4
29,685	(1)	Adtalem Global Education, Inc.	728,470	0.2
64,240	(2)	American Eagle Outfitters, Inc.	951,394	0.2
14,395	(1)	Autonation, Inc.	761,927	0.2
19,131		BorgWarner, Inc.	741,135	0.2
34,752		Boyd Gaming Corp.	1,066,539	0.2
14,680		Brunswick Corp.	864,799	0.2
34,617	(1)	Caesars Entertainment, Inc.	1,940,629	0.5
6,143		Carter's, Inc.	531,861	0.1
982	(1)	Carvana Co.	219,045	0.0
128,860		Dana, Inc.	1,587,555	0.4
15,100	(1)	Deckers Outdoor Corp.	3,322,151	0.8
38,408		Dick's Sporting Goods, Inc.	2,223,055	0.5
1,882		Domino's Pizza, Inc.	800,377	0.2
13,231		Dunkin Brands Group, Inc.	1,083,751	0.3
6,955	(1)	Etsy, Inc.	845,937	0.2
57,981		Extended Stay America, Inc.	692,873	0.2
5,043	(1)	Five Below, Inc.	640,461	0.1
21,730		Foot Locker, Inc.	717,742	0.2
112,713		Gentex Corp.	2,902,360	0.7
11,192	(1)	Grand Canyon Education, Inc.	894,688	0.2
12,210	(1)	GrubHub, Inc.	883,149	0.2
50,941		H&R Block, Inc.	829,829	0.2
4,233	(1)	Helen of Troy Ltd.	819,170	0.2
7,860		Jack in the Box, Inc.	623,377	0.1
57,327		KB Home	2,200,784	0.5
64,123		Kohl's Corp.	1,188,199	0.3
8,268		Lear Corp.	901,625	0.2
8,750		Lennar Corp. - Class A	714,700	0.2
7,626		Lithia Motors, Inc.	1,738,270	0.4
7,520	(1)	LKQ Corp.	208,530	0.0
21,210	(1)	Mattel, Inc.	248,157	0.1
325	(1)	NVR, Inc.	1,327,014	0.3
6,716	(1)	Ollie's Bargain Outlet Holdings, Inc.	586,643	0.1
37,899	(1)	Penn National Gaming, Inc.	2,755,257	0.6
8,979		Pool Corp.	3,003,835	0.7
19,274		Pulte Group, Inc.	892,193	0.2
3,959	(1)	RH	1,514,793	0.4
28,483	(1)	Scientific Games Corp.	994,342	0.2
		Consumer Discretionary: (continued)
95,139		Service Corp. International	4,012,963	0.9
58,203	(1)	Skechers USA, Inc.	1,758,895	0.4
78,249	(1)	Taylor Morrison Home Corp.	1,924,143	0.4
5,490	(1)	Tempur Sealy International, Inc.	489,653	0.1
5,933		Texas Roadhouse, Inc.	360,667	0.1
18,175		Thor Industries, Inc.	1,731,350	0.4
9,891		Toll Brothers, Inc.	481,296	0.1
4,477	(1)	TopBuild Corp.	764,179	0.2
2,709		Tractor Supply Co.	388,308	0.1
98,271	(1)	TRI Pointe Group, Inc.	1,782,636	0.4
1,128	(1)	Ulta Beauty, Inc.	252,649	0.1
12,347	(1)	Urban Outfitters, Inc.	256,941	0.1
48,595		Wendy's Company	1,083,426	0.2
16,194		Williams-Sonoma, Inc.	1,464,585	0.3
5,020		Wingstop, Inc.	685,983	0.2
51,070		Wyndham Destinations, Inc.	1,570,913	0.4
15,057		Wyndham Hotels & Resorts, Inc.	760,379	0.2
			66,414,119	15.5

		Consumer Staples: 3.7%
59,728	(1),(2)	Albertsons Cos, Inc.	827,233	0.2
61,780	(1)	BJ's Wholesale Club Holdings, Inc.	2,566,959	0.6
551	(1)	Boston Beer Co., Inc.	486,731	0.1
4,254		Church & Dwight Co., Inc.	398,642	0.1
69,740		Flowers Foods, Inc.	1,696,774	0.4
5,993		Hershey Co.	859,037	0.2
32,030		Ingredion, Inc.	2,424,031	0.6
5,493		Lancaster Colony Corp.	982,148	0.2
25,665		Nu Skin Enterprises, Inc.	1,285,560	0.3
28,922	(1)	Pilgrim's Pride Corp.	432,818	0.1
19,055	(1)	Post Holdings, Inc.	1,638,730	0.4
72,283	(1)	Sprouts Farmers Market, Inc.	1,512,883	0.3
14,241		Tyson Foods, Inc.	847,055	0.2
			15,958,601	3.7

		Energy: 1.4%
29,334		Cimarex Energy Co.	713,696	0.2
57,107		EQT Corp.	738,393	0.2
114,510		Equitrans Midstream Corp.	968,755	0.2
25,705		Noble Energy, Inc.	219,778	0.1
5,423		Pioneer Natural Resources Co.	466,324	0.1
14,792		Targa Resources Corp.	207,532	0.1
26,127		Williams Cos., Inc.	513,395	0.1
44,631		World Fuel Services Corp.	945,731	0.2
215,478	(1)	WPX Energy, Inc.	1,055,842	0.2
			5,829,446	1.4

		Financials: 13.4%
409		Alleghany Corp.	212,864	0.0
31,555		Ally Financial, Inc.	791,084	0.2
9,735		Ameriprise Financial, Inc.	1,500,261	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,482		Bank of Hawaii Corp.	$ 1,085,271	0.3
52,029		Bank OZK	1,109,258	0.3
52,200	(1)	Brighthouse Financial, Inc.	1,404,702	0.3
13,416		Brown & Brown, Inc.	607,342	0.1
63,519		Cathay General Bancorp.	1,377,092	0.3
27,262		CIT Group, Inc.	482,810	0.1
26,492		Citizens Financial Group, Inc.	669,718	0.2
47,428		CNO Financial Group, Inc.	760,745	0.2
12,257		Commerce Bancshares, Inc.	689,947	0.2
71,486		East West Bancorp, Inc.	2,340,452	0.5
22,874		Essent Group Ltd.	846,567	0.2
19,417		Evercore, Inc.	1,271,037	0.3
6,638		Factset Research Systems, Inc.	2,222,933	0.5
23,664		Fifth Third Bancorp	504,516	0.1
37,497		First American Financial Corp.	1,908,972	0.4
1,196		First Citizens BancShares, Inc.	381,261	0.1
130,841		First Horizon National Corp.	1,233,831	0.3
2,630		Globe Life, Inc.	210,137	0.0
35,368		Hancock Whitney Corp.	665,272	0.2
26,410		Hanover Insurance Group, Inc.	2,460,884	0.6
23,173		Hartford Financial Services Group, Inc.	854,157	0.2
66,204		International Bancshares Corp.	1,725,276	0.4
3,516		Kemper Corp.	234,974	0.1
14,260		LPL Financial Holdings, Inc.	1,093,314	0.3
453		MarketAxess Holdings, Inc.	218,160	0.0
96,458		MGIC Investment Corp.	854,618	0.2
7,009		Nasdaq, Inc.	860,074	0.2
136,236		Navient Corp.	1,151,194	0.3
26,950		New Residential Investment Corp.	214,252	0.0
173,296		Old Republic International Corp.	2,554,383	0.6
29,913		Popular, Inc.	1,084,944	0.3
20,442		Primerica, Inc.	2,312,808	0.5
4,231		Prosperity Bancshares, Inc.	219,293	0.1
25,247		Reinsurance Group of America, Inc.	2,403,262	0.6
2,472		RenaissanceRe Holdings Ltd.	419,597	0.1
54,205		SEI Investments Co.	2,749,278	0.6
20,828		Selective Insurance Group	1,072,434	0.2
23,937		Signature Bank	1,986,532	0.5
163,067		SLM Corp.	1,319,212	0.3
11,793		State Street Corp.	699,679	0.2
34,433		Sterling Bancorp	362,235	0.1
38,971		Stifel Financial Corp.	1,970,374	0.5
18,669		Synchrony Financial	488,568	0.1
49,030		Synovus Financial Corp.	1,037,965	0.2
1,856		T. Rowe Price Group, Inc.	237,976	0.1
29,609		UMB Financial Corp.	1,451,137	0.3
34,683		Unum Group	583,715	0.1
49,208		Webster Financial Corp.	1,299,583	0.3
7,789		Wintrust Financial Corp.	311,949	0.1
32,890		Zions Bancorp NA	961,046	0.2
			57,468,945	13.4

		Health Care: 11.2%
5,298	(1)	Acadia Pharmaceuticals, Inc.	218,542	0.0
2,116	(1)	Alexion Pharmaceuticals, Inc.	242,134	0.1
18,867	(1)	Alkermes PLC	312,626	0.1
10,439	(1)	Amedisys, Inc.	2,468,093	0.6
6,627	(1)	Arrowhead Pharmaceuticals, Inc.	285,359	0.1
2,882	(1)	Bio-Rad Laboratories, Inc.	1,485,556	0.3
5,558		Bio-Techne Corp.	1,376,883	0.3
16,482		Bruker Corp.	655,159	0.2
14,704		Cantel Medical Corp.	646,094	0.2
21,086	(1)	Charles River Laboratories International, Inc.	4,774,925	1.1
7,426		Chemed Corp.	3,567,079	0.8
8,511	(1)	Emergent Biosolutions, Inc.	879,442	0.2
6,169		Encompass Health Corp.	400,862	0.1
105,721	(1)	Exelixis, Inc.	2,584,878	0.6
15,525	(1)	Globus Medical, Inc.	768,798	0.2
7,646	(1)	Haemonetics Corp.	667,113	0.2
5,752	(1)	HealthEquity, Inc.	295,480	0.1
14,959		Hill-Rom Holdings, Inc.	1,249,226	0.3
7,011	(1)	Incyte Corp., Ltd.	629,167	0.1
17,600	(1)	Jazz Pharmaceuticals PLC	2,509,584	0.6
6,945	(1)	LHC Group, Inc.	1,476,229	0.3
2,169	(1),(2)	Ligand Pharmaceuticals, Inc.	206,749	0.0
17,693	(1)	Masimo Corp.	4,176,610	1.0
3,662		McKesson Corp.	545,382	0.1
3,156	(1)	Medpace Holdings, Inc.	352,683	0.1
20,399	(1)	Molina Healthcare, Inc.	3,733,833	0.9
3,298	(1)	Novocure Ltd.	367,100	0.1
4,425	(1)	NuVasive, Inc.	214,922	0.0
18,582		Patterson Cos., Inc.	447,919	0.1
15,789	(1)	PRA Health Sciences, Inc.	1,601,636	0.4
33,447	(1)	Prestige Consumer Healthcare, Inc.	1,218,140	0.3
9,300	(1)	Quidel Corp.	2,040,234	0.5
3,663	(1)	Repligen Corp.	540,439	0.1
41,674	(1)	Tenet Healthcare Corp.	1,021,430	0.2
10,137	(1)	United Therapeutics Corp.	1,023,837	0.2
7,047	(1)	Veeva Systems, Inc.	1,981,546	0.5
2,585		West Pharmaceutical Services, Inc.	710,617	0.2
			47,676,306	11.2

		Industrials: 17.8%
19,710		Acuity Brands, Inc.	2,017,318	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
28,611	(1)	AECOM	$ 1,197,084	0.3
18,943		AGCO Corp.	1,406,897	0.3
32,379		Allison Transmission Holdings, Inc.	1,137,798	0.3
12,769		Ametek, Inc.	1,269,239	0.3
5,964		AO Smith Corp.	314,899	0.1
7,317		Armstrong World Industries, Inc.	503,483	0.1
27,381	(1)	ASGN, Inc.	1,740,336	0.4
8,087	(1)	Axon Enterprise, Inc.	733,491	0.2
7,725		Brink's Co.	317,420	0.1
44,238	(1)	Builders FirstSource, Inc.	1,443,044	0.3
20,496		Carlisle Cos., Inc.	2,508,096	0.6
10,549	(1)	Clean Harbors, Inc.	591,060	0.1
9,884	(1)	Copart, Inc.	1,039,401	0.2
1,043	(1)	CoStar Group, Inc.	884,996	0.2
39,117		Crane Co.	1,960,935	0.5
23,920		Curtiss-Wright Corp.	2,230,779	0.5
6,836	(1)	Dycom Industries, Inc.	361,078	0.1
38,159		EMCOR Group, Inc.	2,583,746	0.6
5,945		Fortive Corp.	453,068	0.1
5,186		Fortune Brands Home & Security, Inc.	448,693	0.1
9,172	(1)	FTI Consulting, Inc.	971,957	0.2
13,442	(1)	Generac Holdings, Inc.	2,602,909	0.6
13,696		Graco, Inc.	840,250	0.2
57,657		GrafTech International Ltd.	394,374	0.1
2,225		Heico Corp. - HEI	232,868	0.0
40,896		Herman Miller, Inc.	1,233,423	0.3
19,988		Hubbell, Inc.	2,735,158	0.6
47,334	(1)	IAA, Inc.	2,464,681	0.6
3,234		IDEX Corp.	589,914	0.1
49,390		ITT, Inc.	2,916,480	0.7
30,370	(1)	JetBlue Airways Corp.	344,092	0.1
4,592		Kansas City Southern	830,371	0.2
38,860	(2)	Knight-Swift Transportation Holdings, Inc.	1,581,602	0.4
2,570		Lennox International, Inc.	700,608	0.2
16,407		Manpowergroup, Inc.	1,203,125	0.3
15,074		Masco Corp.	831,030	0.2
26,794	(1)	Mastec, Inc.	1,130,707	0.3
3,797	(1)	Mercury Systems, Inc.	294,116	0.1
11,837	(1)	Middleby Corp.	1,061,897	0.2
9,243		MSA Safety, Inc.	1,240,133	0.3
30,217		MSC Industrial Direct Co.	1,912,132	0.4
9,935		Nordson Corp.	1,905,732	0.4
86,320		nVent Electric PLC	1,527,001	0.4
9,145		Old Dominion Freight Line	1,654,513	0.4
20,703		Owens Corning, Inc.	1,424,573	0.3
30,365		Regal Beloit Corp.	2,850,363	0.7
7,275		Republic Services, Inc.	679,121	0.2
9,810		Ryder System, Inc.	414,374	0.1
16,176	(1)	Sunrun, Inc.	1,246,684	0.3
20,746		Tetra Tech, Inc.	1,981,243	0.5
51,376		Timken Co.	2,785,607	0.6
20,115		Toro Co.	1,688,654	0.4
1,719		Trane Technologies PLC	208,429	0.0
5,358		TransUnion	450,769	0.1
8,346	(1)	Trex Co., Inc.	597,574	0.1
94,196	(1)	Univar Solutions, Inc.	1,590,028	0.4
2,051		Valmont Industries, Inc.	254,693	0.1
892		Watsco, Inc.	207,738	0.0
51,171		Werner Enterprises, Inc.	2,148,670	0.5
3,224		Woodward, Inc.	258,436	0.1
12,151	(1)	XPO Logistics, Inc.	1,028,704	0.2
			76,157,594	17.8

		Information Technology: 15.5%
5,351		Alliance Data Systems Corp.	224,635	0.1
12,175		Amdocs Ltd.	698,967	0.2
6,143	(1)	Anaplan, Inc.	384,429	0.1
38,168	(1)	Arrow Electronics, Inc.	3,002,295	0.7
1,680	(1)	Avalara, Inc.	213,931	0.0
40,763		Avnet, Inc.	1,053,316	0.2
3,634		Blackbaud, Inc.	202,886	0.0
6,943		Booz Allen Hamilton Holding Corp.	576,130	0.1
10,984	(1)	CACI International, Inc.	2,341,349	0.5
20,955	(1)	Cadence Design Systems, Inc.	2,234,432	0.5
4,422		CDW Corp.	528,562	0.1
9,452	(1)	Ceridian HCM Holding, Inc.	781,208	0.2
60,020	(1)	Ciena Corp.	2,382,194	0.6
17,654	(1)	Cirrus Logic, Inc.	1,190,762	0.3
20,170		Cognex Corp.	1,313,067	0.3
24,004	(1)	Commvault Systems, Inc.	979,363	0.2
3,684	(1)	Cree, Inc.	234,818	0.1
7,866		Dolby Laboratories, Inc.	521,358	0.1
36,728	(1)	Dropbox, Inc.	707,381	0.2
24,609	(1)	Enphase Energy, Inc.	2,032,457	0.5
3,911	(1)	Euronet Worldwide, Inc.	356,292	0.1
5,872	(1)	F5 Networks, Inc.	720,905	0.2
5,898	(1)	Fair Isaac Corp.	2,508,891	0.6
16,338	(1)	FireEye, Inc.	201,693	0.0
4,275	(1)	Fortinet, Inc.	503,638	0.1
7,065	(1)	GoDaddy, Inc.	536,728	0.1
13,620	(1)	II-VI, Inc.	552,427	0.1
11,506	(1)	j2 Global, Inc.	796,445	0.2
53,796		Jabil, Inc.	1,843,051	0.4
70,928		KBR, Inc.	1,585,950	0.4
2,165		KLA Corp.	419,447	0.1
24,463	(1)	Lumentum Holdings, Inc.	1,837,905	0.4
14,763		MKS Instruments, Inc.	1,612,563	0.4
12,422		Monolithic Power Systems, Inc.	3,473,315	0.8
56,248		National Instruments Corp.	2,008,054	0.5
5,706		NetApp, Inc.	250,151	0.1
7,080	(1)	Paylocity Holding Corp.	1,142,854	0.3
52,163		Perspecta, Inc.	1,014,570	0.2
18,381	(1)	Pluralsight, Inc.	314,867	0.1
5,951	(1)	Proofpoint, Inc.	628,128	0.1
2,951	(1)	PTC, Inc.	244,107	0.1
42,934	(1)	Pure Storage, Inc. - Class A	660,754	0.2
15,192	(1)	Qualys, Inc.	1,488,968	0.3
11,573		Science Applications International Corp.	907,555	0.2
36,625	(1)	Semtech Corp.	1,939,660	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
21,320	(1)	Silicon Laboratories, Inc.	$ 2,086,162	0.5
11,103	(1),(2)	Slack Technologies, Inc.	298,227	0.1
11,331	(1)	SolarEdge Technologies, Inc.	2,700,744	0.6
48,639		Switch, Inc.	759,255	0.2
13,009	(1)	Synaptics, Inc.	1,046,184	0.2
5,757		SYNNEX Corp.	806,325	0.2
3,857	(1)	Synopsys, Inc.	825,321	0.2
24,127		Teradyne, Inc.	1,917,131	0.4
41,995	(1)	Trimble, Inc.	2,045,157	0.5
8,687		Universal Display Corp.	1,570,088	0.4
77,294		Vishay Intertechnology, Inc.	1,203,468	0.3
12,511	(1)	WEX, Inc.	1,738,654	0.4
			66,149,174	15.5

		Materials: 5.9%
1,870		Aptargroup, Inc.	211,684	0.0
12,698		Ashland Global Holdings, Inc.	900,542	0.2
73,949		Avient Corp.	1,956,691	0.5
17,366	(1)	Axalta Coating Systems Ltd.	385,004	0.1
12,103	(1)	Berry Global Group, Inc.	584,817	0.1
20,250		Cabot Corp.	729,607	0.2
51,166		Chemours Co.	1,069,881	0.2
54,575		Commercial Metals Co.	1,090,408	0.2
11,005		Domtar Corp.	289,101	0.1
19,181		Greif, Inc. - Class A	694,544	0.2
9,617		Huntsman Corp.	213,594	0.0
14,187	(1)	Ingevity Corp.	701,405	0.2
23,405		Louisiana-Pacific Corp.	690,682	0.2
24,115		Minerals Technologies, Inc.	1,232,277	0.3
1,084		NewMarket Corp.	371,075	0.1
7,929		Packaging Corp. of America	864,657	0.2
25,605		Reliance Steel & Aluminum Co.	2,612,734	0.6
19,757		Royal Gold, Inc.	2,374,199	0.6
35,063		RPM International, Inc.	2,904,619	0.7
9,058		Scotts Miracle-Gro Co.	1,385,059	0.3
27,843		Sonoco Products Co.	1,421,942	0.3
69,608		Steel Dynamics, Inc.	1,992,877	0.5
18,743		Valvoline, Inc.	356,867	0.1
			25,034,266	5.9

		Real Estate: 9.0%
1,307		Alexandria Real Estate Equities, Inc.	209,120	0.0
10,350		American Campus Communities, Inc.	361,422	0.1
8,341		Boston Properties, Inc.	669,782	0.2
95,473		Brixmor Property Group, Inc.	1,116,079	0.3
19,978		Camden Property Trust	1,777,642	0.4
25,443	(1)	CBRE Group, Inc.	1,195,058	0.3
71,399		Corporate Office Properties Trust SBI MD	1,693,584	0.4
82,746		Cousins Properties, Inc.	2,365,708	0.5
8,673		CyrusOne, Inc.	607,370	0.1
60,405		Douglas Emmett, Inc.	1,516,166	0.3
20,872		EastGroup Properties, Inc.	2,699,376	0.6
56,074		First Industrial Realty Trust, Inc.	2,231,745	0.5
15,047		Gaming and Leisure Properties, Inc.	555,686	0.1
66,425		Geo Group, Inc./The	753,260	0.2
69,863		Highwoods Properties, Inc.	2,345,301	0.5
71,338		Hudson Pacific Properties, Inc.	1,564,442	0.4
16,713		Invitation Homes, Inc.	467,797	0.1
17,140		Jones Lang LaSalle, Inc.	1,639,612	0.4
16,307		Kilroy Realty Corp.	847,312	0.2
15,191		Lamar Advertising Co.	1,005,188	0.2
23,109		Life Storage, Inc.	2,432,684	0.6
112,699		Medical Properties Trust, Inc.	1,986,883	0.5
12,259		National Retail Properties, Inc.	423,058	0.1
16,818		Omega Healthcare Investors, Inc.	503,531	0.1
25,887		Outfront Media, Inc.	376,656	0.1
39,056		Paramount Group, Inc.	276,517	0.1
39,370		Physicians Realty Trust	705,117	0.2
26,524		PotlatchDeltic Corp.	1,116,660	0.3
12,279		PS Business Parks, Inc.	1,502,827	0.3
20,988		Sabra Healthcare REIT, Inc.	289,320	0.1
114,149		Service Properties Trust	907,485	0.2
6,358		Spirit Realty Capital, Inc.	214,583	0.0
73,552		Urban Edge Properties	714,925	0.2
57,304		VEREIT, Inc.	372,476	0.1
16,774		VICI Properties, Inc.	392,008	0.1
13,826		Weingarten Realty Investors	234,489	0.1
21,901		Weyerhaeuser Co.	624,617	0.1
			38,695,486	9.0

		Utilities: 4.0%
52,509		AES Corp.	950,938	0.2
8,249		American Water Works Co., Inc.	1,195,115	0.3
35,011		Black Hills Corp.	1,872,738	0.4
22,058		Essential Utilities, Inc.	887,835	0.2
7,216		Evergy, Inc.	366,717	0.1
6,748		Idacorp, Inc.	539,165	0.1
19,456		MDU Resources Group, Inc.	437,760	0.1
41,912		NorthWestern Corp.	2,038,600	0.5
60,957		OGE Energy Corp.	1,828,101	0.4
55,795		PNM Resources, Inc.	2,306,007	0.6
21,074		Southwest Gas Holdings, Inc.	1,329,769	0.3
27,888		Spire, Inc.	1,483,642	0.4
28,257		UGI Corp.	931,916	0.2
47,970		Vistra Corp.	904,714	0.2
			17,073,017	4.0

	Total Common Stock
	(Cost $414,717,689)		424,507,596	99.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.5%
20,569	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $20,569, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $20,980, due 03/25/21-11/15/49)	$ 20,569	0.0
1,000,000	(3)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $1,020,000, due 10/01/20-09/09/49)	1,000,000	0.3
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,020,569)		2,020,569	0.5

		Mutual Funds: 0.6%
2,529,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
		(Cost $2,529,000)	2,529,000	0.6

Total Short-Term Investments
(Cost $4,549,569)	4,549,569	1.1

Total Investments in Securities (Cost $419,267,258)	$ 429,057,165	100.4
Liabilities in Excess of Other Assets	(1,753,864)	(0.4)
Net Assets	$ 427,303,301	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$424,507,596	$–	$–	$424,507,596
Short-Term Investments	2,529,000	2,020,569	–	4,549,569
Total Investments, at fair value	$427,036,596	$2,020,569	$–	$429,057,165
Liabilities Table
Other Financial Instruments+
Futures	$(22,699)	$–	$–	$(22,699)
Total Liabilities	$(22,699)	$–	$–	$(22,699)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	10	12/18/20	$1,855,900	$(22,699)
			$1,855,900	$(22,699)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $420,106,131.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$57,535,509
Gross Unrealized Depreciation	(48,607,174)
Net Unrealized Appreciation	$8,928,335